Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		¥ 3,580,999
Balance at end of period		3,608,659	¥ 3,396,386
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		407,977	444,071
Other comprehensive income (loss) before reclassifications		3,746	(95,531)
Reclassifications out of accumulated other comprehensive income (loss)	[1]	2
Net change during the period		3,748	(95,531)
Balance at end of period		411,725	348,540
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		(7,105)	(19,512)
Other comprehensive income (loss) before reclassifications		(4,807)	(1,507)
Reclassifications out of accumulated other comprehensive income (loss)	[1]	269	552
Net change during the period		(4,538)	(955)
Balance at end of period		(11,643)	(20,467)
Net unrealized gain (loss) on non-trading debt securities [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		(1,147)
Other comprehensive income (loss) before reclassifications		(313)	(27)
Reclassifications out of accumulated other comprehensive income (loss)	[1]
Net change during the period		(313)	(27)
Balance at end of period		(1,460)	(27)
Own credit adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		48,083	35,425
Other comprehensive income (loss) before reclassifications		(41,755)	9,439
Reclassifications out of accumulated other comprehensive income (loss)	[1]	(545)	(181)
Net change during the period		(42,300)	9,258
Balance at end of period		5,783	44,683
Accumulated other comprehensive income (loss) [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		447,808	459,984
Other comprehensive income (loss) before reclassifications		(43,129)	(87,626)
Reclassifications out of accumulated other comprehensive income (loss)	[1]	(274)	371
Net change during the period		(43,403)	(87,255)
Balance at end of period		¥ 404,405	¥ 372,729

[1]	Reclassifications out of accumulated other comprehensive income (loss) were not significant.